Risk Management - Summary of Sensitivity Analysis for Actuarial Assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	₩ 25,649	₩ 20,960
1% Decrease	25,649	20,960
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	466,832	488,087
1% Decrease	(407,554)	(425,708)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	(422,290)	(443,527)
1% Decrease	₩ 499,571	₩ 524,856